STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Number of warrants sold	6,666,666
Warrants sold, price per warrant	$ 1.50
Class A common stock subject to possible redemption (in shares)	38,713,476	38,713,476	38,489,273	0
Class A common stock subject to possible redemption, redemption price	$ 10	$ 10	$ 10.00	$ 10
Class A Ordinary Shares
Unit price (in dollars per Unit)	$ 10.00		$ 10.00